PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 USD ($)
Property, equipment and software, net
Total property, equipment and software	¥ 361,403	¥ 371,805	¥ 411,177
Total accumulated depreciation and amortization	(273,845)	(261,691)	(211,906)
Net book value	87,558	110,114	199,271		$ 12,366
Depreciation and amortization expenses	21,300	88,900	88,800	¥ 68,200
Computer equipment
Property, equipment and software, net
Total property, equipment and software	149,134	155,419	194,513
Total accumulated depreciation and amortization	(109,323)	(99,358)	(90,134)
Leasehold improvement
Property, equipment and software, net
Total property, equipment and software	159,780	155,548	147,704
Total accumulated depreciation and amortization	(145,134)	(142,774)	(100,269)
Software
Property, equipment and software, net
Total property, equipment and software	26,032	26,031	23,500
Total accumulated depreciation and amortization	(9,077)	(8,453)	(6,523)
Furniture
Property, equipment and software, net
Total property, equipment and software	19,143	23,491	19,611
Total accumulated depreciation and amortization	(8,823)	(8,311)	(8,037)
Vehicles and motors
Property, equipment and software, net
Total property, equipment and software	3,761	6,553	12,220
Total accumulated depreciation and amortization	(1,488)	(2,795)	(6,943)
Construction in progress
Property, equipment and software, net
Total property, equipment and software	¥ 3,553	¥ 4,763	¥ 13,629